Related Party Agreements (Narrative) (Details)								3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2024 shares	Jan. 01, 2024 shares	Jan. 01, 2023 shares	Jan. 01, 2017 USD ($) shares	Jul. 26, 2016 USD ($) shares	Jul. 22, 2016	Mar. 13, 2015	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares
Related Party Agreements
Shares issued for services (in shares) | shares			3,742
Preferred stock voting rights multiplier					1.1
Proceeds from debt issuance												$ 0	$ 30,000,000
Research and development for licenses acquired												$ 527,000	$ 1,474,000
Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												720	475
Class A Preferred Shares
Related Party Agreements
Shares issuable on conversion, per share converted | shares					1
Fortress Biotech, Inc
Related Party Agreements
Proceeds from related party debt					$ 2,000,000
Percentage of annual fees expense related to Management Services Agreement recorded in research and development expenses												50.00%
Percentage of annual fees expense related to Management Services Agreement recorded in general and administrative expenses												50.00%
Shares issued for services (in shares) | shares	7,061	7,061										1,319	259
Percentage of fully diluted equity		2.50%	2.50%									2.50%	2.50%
Expenses from related party transaction												$ 1,000,000	$ 500,000
Issuance of common shares (in shares) | shares													259
Founders agreement term					15 years
Agreement renewal term					1 year
Paid in kind dividend, period prior to payment date for measuring ownership					1 day
Equity fee, period for payment after financing												5 days
Equity fee payable in shares (as a percent)												(2.50%)
Cash fee (as a percent)												(4.50%)
Cash fee, period for payment												90 days
Change in control fee, multiplier | item												5
Change in control fee, measurement period												12 months
Change in control fee, specified rate component												4.50%
MSA agreement term							5 years
MSA agreement renewal term							5 years
Annual consulting fee												$ 500,000
Consulting fee when net assets exceed threshold												1,000,000
Net assets threshold												100,000,000
Stock dividend (as a percent)					2.50%
Research and development for licenses acquired												500,000	$ 1,100,000
Fortress Biotech, Inc | Class A Preferred Shares
Related Party Agreements
Percentage of fully diluted equity						2.50%
Number of shares issued in conversion | shares					250,000
License agreements
Related Party Agreements
Research and development for licenses acquired												527,000	1,474,000
Parent Company | Management Services Agreement (MSA) | Fortress Biotech, Inc
Related Party Agreements
Percentage of annual fees expense related to Management Services Agreement recorded in research and development expenses								50.00%	50.00%	50.00%	50.00%
Percentage of annual fees expense related to Management Services Agreement recorded in general and administrative expenses								50.00%	50.00%	50.00%	50.00%
Expenses from related party transaction								$ 100,000	$ 100,000	$ 400,000	$ 400,000
Parent Company | Founders Agreement | Fortress Biotech, Inc
Related Party Agreements
Shares issued for services (in shares) | shares										12,833
Percentage of fully diluted equity	2.50%	2.50%	2.50%			2.50%
Expenses from related party transaction								$ 29,000	$ 4,000	$ 200,000	$ 4,000
Research and development for licenses acquired												500,000	1,100,000
Director
Related Party Agreements
Expenses from related party transaction												100,000	100,000
Annual consulting fee												50,000
Value of shares granted as compensation												$ 50,000	$ 50,000
Director | Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												144	95
Director | Maximum
Related Party Agreements
Value of shares granted as compensation												$ 50,000
Number of shares granted as compensation | shares												200
Chairman of the Board
Related Party Agreements
Expenses from related party transaction												$ 110,000	$ 110,000
Annual consulting fee				$ 60,000
Value of shares granted as compensation												$ 50,000	$ 50,000
Chairman of the Board | Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												144	95
Chairman of the Board | Maximum
Related Party Agreements
Value of shares granted as compensation				$ 50,000
Number of shares granted as compensation | shares				200